Capital Management	12 Months Ended
Dec. 31, 2025
Capital Management
Capital Management

22.	Capital Management

The assessment of capital adequacy is based on Agibank's strategic planning, supported by the economic-financial budget, which is based on the following assumptions: the projection of asset growth, based on the estimated credit offering; estimated delinquency and collection; projection of liabilities necessary for the sustainable maintenance of liquidity given the need for asset growth, including the number of employees, technology level, and also the revenues and expenses, whether operational or administrative, expected to occur according to the anticipated evolution of the operations.

	As of December 31,
Capital Adequacy	2025	2024
Referential Equity (PR)	3,876,865	2,443,053
Referential Equity - Tier I	3,549,410	2,077,838
Referential Equity - Tier II	327,455	365,215
Risk-Weighted Assets (RWA)	25,008,421	17,481,130
Credit Risk (RWAcpad)	22,483,368	15,192,006
Market Risk (RWAmpad)	227,428	9,290
Operational Risk (RWAopad)	2,297,625	2,279,834
Banking Risk (RBAN)	699,475	942,939
Full Exposure	48,936,525	30,034,082
Capital Adequacy Ratio (PR/RWA)	15.50%	13.98%
Capital Adequacy Ratio (PR/RWA+RBAN)	15.08%	13.26%
Leverage Ratio	7.25%	6.92%

The minimum level for the Capital Adequacy Ratio required by the current regulation is 10.5%, according to CMN Resolution No. 4.958/21. As of December 31, 2025, Agibank has a capital margin of 4.58% (2.76% as of December 31, 2024).

	As of December 31,
Composition of Referential Equity (PR)	2025	2024
Equity	5,277,257	2,719,761
Prudential Adjustments to Tier 1 Capital	(1,956,689)	(641,923)
Referential Equity	3,320,568	2,077,838
Complementary Capital	228,842	-
Tier I	3,549,410	2,077,838
Instruments Eligible for Tier II	327,455	365,215
Tier II	327,455	365,215
Referential Equity	3,876,865	2,443,053

Agibank's Tier II Capital is composed of Subordinated Letters of Credits operations. As of December 31, 2025, the principal amounts to R$342,700, compared to R$372,700 on December 31, 2024. The balance of these operations stands at R$530,497 as of December 31, 2025, up from R$522,283 on December 31, 2024. There is no forecast for early repurchase of these operations.

					As of December 31,
Financial Instrument	Principal	Issuance	Maturity	Remuneration	2025	2024
Subordinated Letters of Credits	30,000	May/19	Apr/25	11.7%	-	55,641
Subordinated Letters of Credits	20,000	Apr/20	Apr/26	10.5%	35,200	31,865
Subordinated Letters of Credits	15,000	nov/21	nov/27	CDI + 4%	28,680	24,127
Subordinated Letters of Credits	300	May/22	Jun/29	16.9%	523	448
Subordinated Letters of Credits	2,900	May/22	May/29	CDI + 4%	5,166	4,346
Subordinated Letters of Credits	39,300	May/22	May/29	16.4% a 16.7%	67,971	58,401
Subordinated Letters of Credits	900	Jun/22	Jun/29	CDI + 4%	1,587	1,335
Subordinated Letters of Credits	600	Jun/22	Jun/29	17.3% a 17.6%	1,058	902
Subordinated Letters of Credits	10,200	Jun/22	Jun/29	17% a 17.4%	17,800	15,211
Subordinated Letters of Credits	1,500	Jun/22	jul/29	17.3% a 17.6%	2,627	2,239
Subordinated Letters of Credits	92,700	Jul/22	Jul/29	CDI + 4%	161,666	136,010
Subordinated Letters of Credits	58,200	Jul/22	Jul/29	17.3% a 17.6%	101,753	86,616
Subordinated Letters of Credits	1,200	Jul/22	Jul/29	17% a 17.4%	2,095	1,786
Subordinated Letters of Credits	99,900	Mar/24	Mar/34	CDI + 2.9%	104,372	103,356
Total	372,700				530,498	522,283